SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 11:-   SUBSEQUENT EVENT

a.

On July 4, 2021, the Company received Israeli court approval of distribution in an aggregate amount of up to $35 million of additional ordinary shares. The court approval also permits the Company to declare a dividend of any part of this amount. The court approval will expire on January 3, 2022.

b.

On July 27, 2021, the Company declared a cash dividend of $0.17 cents per share. The dividend, in the aggregate amount of approximately $5.6 million was paid on August 26, 2021 to all of the Company’s shareholders of record on August 11, 2021.